Offerings	Jun. 23, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	116,500
Proposed Maximum Offering Price per Unit | $ / shares	0.59
Maximum Aggregate Offering Price	$ 68,735.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10.53
Offering Note	Covers 763,048 shares of common stock issuable under the Matinas BioPharma Holdings, Inc. 2025 Equity Incentive Plan (the “2025 Plan”). In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein, as these amounts may be adjusted as a result of stock splits, stock dividends, antidilution provisions, and similar transactions.Consists of shares of common stock that may be issued upon exercise of stock options granted pursuant to the 2025 Plan (the “Stock Options”) outstanding as of the date of this registration statement.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price for shares issuable upon the exercise of the Stock Options are based upon the weighted average exercise price of the Stock Options.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	646,548
Proposed Maximum Offering Price per Unit | $ / shares	0.9085
Maximum Aggregate Offering Price	$ 587,388.86
Fee Rate	0.01531%
Amount of Registration Fee	$ 89.93
Offering Note	Covers 763,048 shares of common stock issuable under the Matinas BioPharma Holdings, Inc. 2025 Equity Incentive Plan (the “2025 Plan”). In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein, as these amounts may be adjusted as a result of stock splits, stock dividends, antidilution provisions, and similar transactions.Represents shares of common stock reserved for future issuance under the 2025 Plan that are not subject to outstanding options.Calculated solely for purposes of this offering under Rules 457(c) and 457(h) of the Securities Act on the basis of the average of the high and low prices of Registrant’s common stock on the NYSE American on June 20, 2025.